Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 5,133	$ 5,384	$ 3,717	$ 5,163
Receivables	19,325	19,581
Inventories, net	6,657	5,690
Property, plant and equipment, net	6,584	6,481
Equipment on operating leases	1,892	1,835
Investments in unconsolidated subsidiaries and affiliates	494	527
Goodwill and intangibles	3,243	3,257
Other	3,745	3,922
TOTAL ASSETS	47,073	46,677
Liabilities and Equity:
Debt	26,341	26,301
Trade payables	5,221	5,342
Other liabilities	11,046	10,191
Total Equity	4,465	4,843	4,451	4,961
TOTAL LIABILITIES AND EQUITY	47,073	46,677
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	3	3	2	7
Deposits in subsidiaries’ cash management pools	105	116
Receivables	724	584
Inventories, net	147	138
Property, plant and equipment, net	80	80
Investments in unconsolidated subsidiaries and affiliates	256	251
Investments in consolidated subsidiaries	9,264	9,166
Goodwill and intangibles	12	12
Other	215	176
TOTAL ASSETS	10,806	10,526
Liabilities and Equity:
Debt	5,727	5,045
Trade payables	174	221
Other liabilities	448	458
Total Equity	4,457	4,802
TOTAL LIABILITIES AND EQUITY	10,806	10,526
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents			1
Receivables	897	986
Investments in consolidated subsidiaries	7,477	7,191
Other	116	104
TOTAL ASSETS	8,490	8,281
Liabilities and Equity:
Debt	5,339	5,187
Trade payables	11	112
Other liabilities	(61)	(79)
Total Equity	3,201	3,061
TOTAL LIABILITIES AND EQUITY	8,490	8,281
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	416	144	38	39
Deposits in subsidiaries’ cash management pools	3,707	4,753
Receivables	5,062	4,970
Inventories, net	1,553	1,364
Property, plant and equipment, net	1,044	1,108
Investments in consolidated subsidiaries	1,641	1,607
Goodwill and intangibles	2,773	2,786
Other	1,299	1,292
TOTAL ASSETS	17,495	18,024
Liabilities and Equity:
Debt	2,523	3,302
Trade payables	1,799	2,083
Other liabilities	3,367	3,365
Total Equity	9,806	9,274
TOTAL LIABILITIES AND EQUITY	17,495	18,024
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,714	5,237	$ 3,676	$ 5,117
Receivables	26,758	27,401
Inventories, net	4,957	4,188
Property, plant and equipment, net	5,460	5,293
Equipment on operating leases	1,892	1,835
Investments in unconsolidated subsidiaries and affiliates	238	276
Investments in consolidated subsidiaries	912	794
Goodwill and intangibles	458	459
Other	2,346	2,555
TOTAL ASSETS	47,735	48,038
Liabilities and Equity:
Debt	29,005	29,987
Trade payables	4,907	4,954
Other liabilities	7,527	6,633
Total Equity	6,296	6,464
TOTAL LIABILITIES AND EQUITY	47,735	48,038
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(3,812)	(4,869)
Receivables	(14,116)	(14,360)
Investments in consolidated subsidiaries	(19,294)	(18,758)
Other	(231)	(205)
TOTAL ASSETS	(37,453)	(38,192)
Liabilities and Equity:
Debt	(16,253)	(17,220)
Trade payables	(1,670)	(2,028)
Other liabilities	(235)	(186)
Total Equity	(19,295)	(18,758)
TOTAL LIABILITIES AND EQUITY	$ (37,453)	$ (38,192)